File No. 333-234030

811-23477

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                         [X]

            Pre-Effective Amendment No.                                                                                                  [__]

            Post-Effective Amendment No. 1                                                                                              [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                   [X]

            Amendment No. 4                                                                                                                    [X]

(Check appropriate box or boxes.)

BNY Mellon ETF Trust

(Exact Name of Registrant as Specified in Charter)

240 Greenwich Street, New York, New York  10286

(Address of Principal Executive Offices)  (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            X         immediately upon filing pursuant to paragraph (b)

            ___      on (date) pursuant to paragraph (b)

            ___ days after filing pursuant to paragraph (a)(1)

            ___      on (date) pursuant to paragraph (a)(1)

            ___ days after filing pursuant to paragraph (a)(2)

            ___      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            ___      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 19th day of March, 2020.

BNY Mellon ETF Trust

BY:	/s/ David DiPetrillo
David DiPetrillo, PRESIDENT

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date
	/s/ David DiPetrillo	President (Principal Executive Officer)	3/19/2020
David DiPetrillo
	/s/ James Windels James Windels	Treasurer (Principal Financial and Accounting Officer)	3/19/2020

	/s/ J. Charles Cardona*	Chairman of the Board of Trustees	3/19/2020
J. Charles Cardona
	/s/ Kristen M. Dickey* Kristen M. Dickey	Trustee	3/19/2020

	/s/ F. Jack Liebau, Jr.* F. Jack Liebau, Jr.	Trustee	3/19/2020
	/s/ Jill I. Mavro* Jill I. Mavro	Trustee	3/19/2020
	/s/ Kevin W. Quinn* Kevin W. Quinn	Trustee	3/19/2020
	/s/ Stacy L. Schaus* Stacy L. Schaus	Trustee	3/19/2020
*BY:	/s/ Bennett A. MacDougall
Bennett A. MacDougall Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.